Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

6.	Property, plant and equipment

	Furniture and fixtures and other	Computer hardware	Computer software	Geological library	Field equipment	Mill equipment	Total
	$	$	$	$	$	$	$
Cost
December 31, 2020	158,219	256,873	198,607	51,760	245,647	13,968,566	14,879,672
Additions/reduction (1)	-	10,131	374	-	-	-	10,505
December 31, 2021	158,219	267,004	198,981	51,760	245,647	13,968,566	14,890,177

Accumulated depreciation
December 31, 2020	147,662	238,060	185,130	50,534	232,621	-	854,007
Depreciation	3,728	5,983	4,076	245	2,606	-	16,638
December 31, 2021	151,390	244,043	189,206	50,779	235,227	-	870,645

Carrying amounts
December 31, 2020	10,557	18,813	13,477	1,226	13,026	13,968,566	14,025,665
December 31, 2021	6,829	22,961	9,775	981	10,420	13,968,566	14,019,532

	Furniture and fixtures and other	Computer hardware	Computer software	Geological library	Field equipment	Mill equipment	Total
	$	$	$	$	$	$	$
Cost
December 31, 2019	158,219	251,346	197,351	51,760	245,647	14,098,446	15,002,769
Additions/reduction (1)	-	5,527	1,256	-	-	(129,880)	(123,097)
December 31, 2020	158,219	256,873	198,607	51,760	245,647	13,968,566	14,879,672

Accumulated depreciation
December 31, 2019	143,541	231,597	179,713	50,228	229,364	-	834,443
Depreciation	4,121	6,463	5,417	306	3,257	-	19,564
December 31, 2020	147,662	238,060	185,130	50,534	232,621	-	854,007

Carrying amounts
December 31, 2019	14,678	19,749	17,638	1,532	16,283	14,098,446	14,168,326
December 31, 2020	10,557	18,813	13,477	1,226	13,026	13,968,566	14,025,665

(1)	At December 31, 2019, the Company accrued in accounts payable USD$250,000 ($324,700) for a storage extension fee of the mill equipment in Alaska to October 31, 2020. On June 12, 2020, the landlord agreed to reduce the storage fee from USD$250,000 to USD$150,000 that resulted in a USD$100,000 ($129,880) reduction in capitalized mill equipment in property, plant and equipment. The remaining outstanding storage fee of USD$50,000 is recorded in accounts payable as at December 31, 2020.